Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated other comprehensive loss [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	Year ended December 31,
	December 31, 2012			December 31, 2013
	Attributable	Attributable	Total	Attributable	Attributable	Total
	to Dryships	to non		to Dryships	to non
	Inc.	controlling		Inc	controlling
		interest			interest

Cash flows hedges realized loss	$(10,130)	$(5,418)	$(15,548)	$(8,915)	$(6,083)	$(14,998)

Actuarial pension gain	955	512	1,467	2,853	1,949	4,802
Total	$(9,175)	$(4,906)	$(14,081)	$(6,062)	(4,134)	$(10,196)